Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000074154
Shareholder Report [Line Items]
Fund Name	New Covenant Growth Fund
Trading Symbol	NCGFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 556,267,000
Holdings Count | Holding	1,503
Advisory Fees Paid, Amount	$ 646
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$556,267	1,503	$646	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	0.7%
Utilities	1.9%
Real Estate	2.2%
Materials	2.4%
Energy	2.7%
Consumer Staples	4.0%
Industrials	8.5%
Communication Services	9.4%
Health Care	10.6%
Consumer Discretionary	10.9%
Financials	13.9%
Information Technology	32.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.8%
Apple Inc	5.9%
Microsoft Corp	5.6%
Amazon.com Inc	3.3%
Alphabet Inc, Cl A	2.6%
Broadcom Inc	2.5%
Alphabet Inc, Cl C	2.1%
Meta Platforms Inc, Cl A	2.1%
Tesla Inc	2.0%
Eli Lilly & Co	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000074155
Shareholder Report [Line Items]
Fund Name	New Covenant Income Fund
Trading Symbol	NCICX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 351,772,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 478
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$351,772	828	$478	184%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.3%
Materials	0.3%
Energy	0.4%
Consumer Staples	0.6%
Real Estate	0.7%
Information Technology	1.1%
Industrials	1.1%
Communication Services	1.1%
Municipal Bonds	1.2%
Consumer Discretionary	1.5%
Health Care	1.8%
Utilities	2.6%
Cash Equivalent	5.0%
Financials	8.0%
Asset-Backed Securities	9.6%
U.S. Treasury Obligations	30.3%
Mortgage-Backed Securities	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	12/31/30	8.1%
U.S. Treasury Notes	3.375%	12/31/27	5.3%
U.S. Treasury Notes	3.625%	08/31/30	3.5%
U.S. Treasury Bills	3.635%	01/15/26	2.6%
FNMA	2.500%	01/15/56	1.9%
U.S. Treasury Notes	3.500%	12/15/28	1.7%
U.S. Treasury Notes	4.000%	05/31/30	1.6%
U.S. Treasury Notes	3.875%	12/31/32	1.4%
U.S. Treasury Notes	4.250%	11/15/34	1.2%
FNMA	2.000%	01/15/56	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000013702
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Growth Fund
Trading Symbol	NCBGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Growth Fund	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 367,982,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,982	3	$-	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.5%
Affiliated Investment Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Growth FundFootnote Reference**	60.4%
New Covenant Income FundFootnote Reference**	38.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000074153
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Income Fund
Trading Symbol	NCBIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Income Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 79,079,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$79,079	3	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.8%
Affiliated Investment Funds	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Income FundFootnote Reference**	63.9%
New Covenant Growth FundFootnote Reference**	35.1%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.